Supplemental disclosures with respect to cash flows (Details - Changes in non-cash working capital) - CAD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Supplemental Disclosures With Respect To Cash Flows
Prepayments and receivables	$ 389,327	$ 118,019
Accounts payable and accrued liabilities	43,900	(30,870)
Net change	$ 433,227	$ 87,149